CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (Unaudited) - USD ($) shares in Millions, $ in Millions	Total	Class A ordinary shares/ Common stock [Member]	Additional paid-in capital [Member]	Retained earnings [Member]	Treasury shares [Member]	Accumulated other comprehensive income (loss) [Member]
Beginning Balance (in shares) at Dec. 31, 2016		125.5
Beginning Balance at Dec. 31, 2016	$ 5,113.9	$ 16.0	$ 1,471.7	$ 3,830.4	$ (7.2)	$ (197.0)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net shares issued (acquired) under share-based compensation plans (in shares)		0.6
Net shares issued (acquired) under share-based compensation plans	(5.3)	$ 0.0	(3.2)		(2.1)
Share-based compensation	5.4		5.4
Retirement benefit adjustments, net of taxes	0.9					0.9
Net income (loss)	10.3			10.3
Ending Balance (in shares) at Mar. 31, 2017		126.1
Ending Balance at Mar. 31, 2017	5,331.8	$ 16.0	1,473.9	4,047.3	(9.3)	(196.1)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Adoption of new accounting standards (see Note 1)	206.6			206.6
Beginning Balance (in shares) at Dec. 31, 2017		126.3
Beginning Balance at Dec. 31, 2017	5,386.1	$ 16.0	1,488.6	4,109.7	(9.3)	(218.9)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net shares issued (acquired) under share-based compensation plans (in shares)		0.6
Net shares issued (acquired) under share-based compensation plans	(3.4)	$ 0.0	(4.8)		1.4
Share-based compensation	4.5		4.5
Retirement benefit adjustments, net of taxes	2.8					2.8
Net income (loss)	(112.3)			(112.3)
Ending Balance (in shares) at Mar. 31, 2018		126.9
Ending Balance at Mar. 31, 2018	5,283.2	$ 16.0	$ 1,488.3	4,048.5	$ (7.9)	(261.7)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Adoption of new accounting standards (see Note 1)	$ 5.5			$ 51.1		$ (45.6)